                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-08

Check here if Amendment [ ]; Amendment Number: __________
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Otter Creek Management, Inc.
Address: 222 Lakeview Ave
         Suite 1130
         West Palm Beach, FL 33401

Form 13F File Number: 28-10442

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph W. O'Neill Jr.
Title: CFO
Phone: 561-832-4110

Signature, Place, and Date of Signing:


/s/ Joseph W. O'Neill Jr.    West Palm Beach, FL     2-12-09
--------------------------   -------------------   ----------
        [Signature]             [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-___________________   __________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          91
Form 13F Information Table Value Total:     111,355
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name

___   28-_________________   __________________________
[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC               COM              02209S103      523         34739 SH       Sole                    34739
ANADARKO PETE CORP   COM STK   COM              032511107     1542         40000 SH       Sole                    40000
ANNALY CAPITAL MANAGEMENT INC  COM              035710409     1224         77100 SH       Sole                    77100
ARCHER-DANIELS MIDLAND CO COM  COM              039483102     1816         63000 SH       Sole                    63000
CAPE BANCORP INC    COM        COM              139209100      124         13398 SH       Sole                    13398
CHUBB CORP           COM STK   COM              171232101     1275         25000 SH  PUT  Sole                    25000
CLEARWATER PAPER               COM              18538R103      120         14285 SH       Sole                    14285
CONSECO INC          COM STK   COM              208464883     1870        361000 SH       Sole                   361000
COPYTELE INC        COM        COM              217721109        9         20000 SH       Sole                    20000
DEERE & CO COM                 COM              244199105     1354         35346 SH       Sole                    35346
DOW CHEMICAL CORP COM STK      COM              260543103     1509        100000 SH       Sole                   100000
                                                               905         60000 SH  CALL Sole                    60000
                                                               453         30000 SH  CALL Sole                    30000
                                                               302         20000 SH  CALL Sole                    20000
EMERSON ELECTRIC CO  COM STK   COM              291011104     1684         46000 SH       Sole                    46000
FLORIDA PUB UTILS CO COM STK   COM              341135101      285         27051 SH       Sole                    27051
FLOW INTERNATIONAL CORP (FORME COM              343468104      164         67761 SH       Sole                    67761
FTI CONSULTING INC   COM STK   COM              302941109     1787         40000 SH  PUT  Sole                    40000
                                                              1564         35000 SH  PUT  Sole                    35000
                                                               670         15000 SH  PUT  Sole                    15000
                                                              1340         30000 SH  PUT  Sole                    30000
                                                               670         15000 SH  PUT  Sole                    15000
GAP INC              COM STK   COM              364760108      407         30400 SH       Sole                    30400
GENERAL ELECTRIC CO  COM STK   COM              369604103      339         20950 SH       Sole                    20950
                                                               363         22400 SH  CALL Sole                    22400
GENESEE & WYO INC   CL A COM S COM              371559105     1540         50500 SH  PUT  Sole                    50500
GULF IS FABRICATION INC COM ST COM              402307102      836         58000 SH       Sole                    58000
HMN FINANCIAL INC    COM STK   COM              40424G108      183         43808 SH       Sole                    43808
HORNBECK OFFSHORE   SERVICES I COM              440543106      250         15284 SH       Sole                    15284
INDIANA CMNTY BANCORP COM STK  COM              454674102      312         26000 SH       Sole                    26000
INFOCUS CORP                   COM              45665B106      298        377938 SH       Sole                   377938
INTERACTIVE DATA CORP COM STK  COM              45840J107     1403         56900 SH       Sole                    56900
JARDEN CORP          COM STK   COM              471109108       46          4000 SH       Sole                     4000
                                                               920         80000 SH  PUT  Sole                    80000
                                                               454         39500 SH  PUT  Sole                    39500
                                                               230         20000 SH  PUT  Sole                    20000
                                                               345         30000 SH  PUT  Sole                    30000
JO-ANN STORES INC    COM STK   COM              47758P307      775         50000 SH  PUT  Sole                    50000
LANCASTER COLONY CORP COM STK  COM              513847103     2401         70000 SH       Sole                    70000
LANCE INC            COM STK   COM              514606102     3556        155000 SH       Sole                   155000
MB FINANCIAL INC               COM              55264U108      755         27000 SH       Sole                    27000
MONROE BANCORP       COM STK   COM              610313108     1046        130549 SH       Sole                   130549
NEW YORK TIMES CO   CL A COM S COM              650111107      932        127210 SH       Sole                   127210
NEWMONT MINING CORP  COM STK   COM              651639106     1538         37800 SH       Sole                    37800
OLD REP INTL CORP    COM STK   COM              680223104     6234        523000 SH       Sole                   523000
PATTERSON-UTI ENERGY INC (EX P COM              703481101     2475        215000 SH       Sole                   215000
                                                               345         30000 SH  CALL Sole                    30000
PEABODY ENERGY CORP  COM STK   COM              704549104      455         20000 SH       Sole                    20000
PENN TREATY AMERN CORP COM STK COM              707874400        2         21900 SH       Sole                    21900
PHILIP MORRIS INTL             COM              718172109      965         22185 SH       Sole                    22185
PMI GROUP INC        COM STK   COM              69344M101      108         55174 SH       Sole                    55174
POTLATCH HOLDINGS   INC COM    COM              737630103     1301         50000 SH       Sole                    50000
PRIVATEBANCORP INC   COM STK   COM              742962103      812         25000 SH  PUT  Sole                    25000
                                                               649         20000 SH  PUT  Sole                    20000
                                                               325         10000 SH  PUT  Sole                    10000
                                                               325         10000 SH  PUT  Sole                    10000
RAYMOND JAMES FINL INC COM STK COM              754730109      343         20000 SH  PUT  Sole                    20000
SPDR GOLD TRUST                COM              78463V107     4728         54642 SH       Sole                    54642
STRYKER CORP COM               COM              863667101     1214         30400 SH       Sole                    30400
TIME WARNER INC     COM STK    COM              887317105     1408        140000 SH       Sole                   140000
TRIMBLE NAVIGATION LTD COM STK COM              896239100      558         25800 SH       Sole                    25800
UNITED STATES OIL FUND         COM              91232N108      497         15000 SH  CALL Sole                    15000
UNITED TECHNOLOGIES CORP       COM              913017109      740         13806 SH       Sole                    13806
VALERO ENERGY CORP   COM STK   COM              91913Y100     1893         87467 SH       Sole                    87467
                                                               649         30000 SH  CALL Sole                    30000
WEYERHAEUSER CO      COM STK   COM              962166104     1377         45000 SH       Sole                    45000
ZIMMER HOLDINGS INC  COM STK   COM              98956P102     2093         51783 SH       Sole                    51783
CITIGROUP CAPITAL   TRUST IX 6 PFD              173066200      711         48930 SH       Sole                    48930
CITIGROUP VIII      6.95% PFD  PFD              17306R204     1309         76900 SH       Sole                    76900
FEDERAL NATIONAL    MORTGAGE A PFD              313586737       89        117000 SH       Sole                   117000
GENERAL MOTORS CORP SR A 4.5%  PFD              370442741     1011        283250 SH       Sole                   283250
FANNIE MAE          CONV PFD                    313586745       97         92800 SH       Sole                    92800
CHINA LIFE INSURANCECO ADR     ADR              16939P106      928         20000 SH  PUT  Sole                    20000
CIA VALE DO RIO DOCE ADR       ADR              204412209      363         30000 SH       Sole                    30000
NOKIA CORP           ADR       ADR              654902204      482         30900 SH       Sole                    30900
PUT - JAH 100 @ 30  EXP 01/17/ PUT              99OB1RRF0     1295           700 SH       Sole                      700
ABERDEEN ASIA-PACIFIC INCOME F                  003009107      872        202778 SH       Sole                   202778
GABELLI DIVID & INCOME TR COM                   36242H104      362         35100 SH       Sole                    35100
ISHARES BARCLAYS 20+YEAR TREA                   464287432     1194         10000 SH  PUT  Sole                    10000
PRS ULT LEH20+YR                                74347R297     1547         41000 SH       Sole                    41000
TRI CONTL CORP       COM STK                    895436103      378         38300 SH       Sole                    38300
ANR CB 2.375 15APR2015         CONV             02076XAA0     2570       4000000 PRN      Sole                  4000000
CNO VRN CB 30SEP2035           CONV             208464BH9     6591      15881000 PRN      Sole                 15881000
CYMI CB 3.5 15FEB2009          CONV             232572AE7     3694       3741000 PRN      Sole                  3741000
ENER CB 3 15JUN2013            CONV             292659AA7     1801       3694000 PRN      Sole                  3694000
GDP CB 3.25 01DEC2026          CONV             382410AB4     2651       3500000 PRN      Sole                  3500000
HOS VRN CB 15NOV2026 144A      CONV             440543AD8     1374       2500000 PRN      Sole                  2500000
KCN CB 1.75 15MAR2028 144A     CONV             496902AB3     2633       3000000 PRN      Sole                  3000000
MEE CB 3.25 01AUG2015          CONV             576203AJ2     6710      13030000 PRN      Sole                 13030000
NTAP CB 1.75 01JUN2013 144A    CONV             64110DAA2     2258       3000000 PRN      Sole                  3000000
SNDK CB 1 15MAY2013            CONV             80004CAC5      823       2000000 PRN      Sole                  2000000